Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000102880 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000102880 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000102880 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000102880 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000102880 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102880 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000102880 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000102880 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000102880 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000102880 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000102880 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102880 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102880 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000102880 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000102880 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000102880 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000102880 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000102880 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
C000102880 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000102880 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000105232 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000105232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000105232 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000105232 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[1]
C000105232 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.10%	[1]
C000105232 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000105232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
C000105232 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000105232 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000105232 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000105232 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000105232 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000105232 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000105232 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000105232 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000105232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000121641 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
C000121641 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000121641 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[2]
C000121641 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.50%	[2]
C000121641 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[2]
C000121641 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%
C000121641 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000121641 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000121641 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000121641 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000121641 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000121641 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000121641 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000121641 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000121641 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000121641 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000142755 [Member] | U S Treasury Note 3 75 04 30 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142755 [Member] | AutoNation Inc 4 31 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142755 [Member] | Targa Resources Corp 4 11 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142755 [Member] | Energy Transfer L P 4 09 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000142755 [Member] | Quanta Services Inc 4 15 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000142755 [Member] | Southern California Edison Co 4 21 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | Bank of New York Mellon The Corp 4 95 04 26 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | Crown Castle Inc 4 45 02 15 26 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | Fidelity National Information Services Inc 1 15 03 01 26 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | CRH America Finance Inc 3 40 05 09 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142755 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[3]
C000142755 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[3]
C000142755 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3]
C000142755 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[3]
C000142755 [Member] | A 1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[3]
C000142755 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[3]
C000142755 [Member] | A 3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000142755 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000144296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000144296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144296 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000144296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000144500 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000144500 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
C000144500 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000144500 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000144500 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000144500 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[4]
C000144500 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000144500 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000144500 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144500 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144500 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144500 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144500 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%	[4]
C000144500 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000144500 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144500 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144500 [Member] | Short Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(5.40%)	[4]
C000144500 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000144500 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000144500 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000144500 [Member] | U S Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000159952 [Member] | Snowflake Inc 0 00 10 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159952 [Member] | Western Digital Corp 3 00 11 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159952 [Member] | Seagate HDD Cayman 3 50 06 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159952 [Member] | Morgan Stanley Finance LLC 0 13 04 26 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159952 [Member] | Alibaba Group Holding Ltd 0 50 06 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159952 [Member] | Bloom Energy Corp 3 00 06 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159952 [Member] | Lumentum Holdings Inc 0 38 03 15 32 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159952 [Member] | Boeing The Co 6 00 10 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159952 [Member] | Dreyfus Government Cash Management Fund Institutional Shares 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000159952 [Member] | Strategy Inc 0 00 03 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000159952 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000159952 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000159952 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000159952 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000159952 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000159952 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000159952 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159952 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000159952 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000159952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000207230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000207230 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000207230 [Member] | Exchange Traded Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000207230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000207230 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000207230 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000207230 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	103.30%	[6]
C000207230 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[7]
C000207230 [Member] | Short Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(7.90%)	[6]
C000207230 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000207230 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000207230 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000207230 [Member] | U S Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000207230 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213865 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000213865 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000213865 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213865 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213865 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000213865 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213865 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213865 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213865 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213865 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000213865 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213865 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213865 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213865 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000213865 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000213865 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000213865 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000213865 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000213865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213865 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000225182 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000225182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000225182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000225182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000225182 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000225182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000225182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000225182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000225182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000225182 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225182 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225182 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000225182 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000229146 [Member] | Energy Transfer L P 4 09 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229146 [Member] | Quanta Services Inc 4 15 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000229146 [Member] | Berry Global Inc 5 50 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000229146 [Member] | Mars Inc 4 60 03 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229146 [Member] | Smurfit Kappa Treasury ULC 5 20 01 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229146 [Member] | Enterprise Products Operating LLC 4 01 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229146 [Member] | United Rentals North America Inc 6 00 12 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229146 [Member] | Open Text Corp 6 90 12 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229146 [Member] | MSCI Inc 4 00 11 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229146 [Member] | Crowdstrike Holdings Inc 3 00 02 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229146 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000229146 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%	[8]
C000229146 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[8]
C000229146 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000229146 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[8]
C000229146 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[8]
C000229146 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000237940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000237940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000237940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000237940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000237940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000237940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000237940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000237940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000237940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000237940 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000237940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237940 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237940 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000237940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000238479 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000238479 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238479 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000238479 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238479 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000238479 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238479 [Member] | TotalEnergies SE ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238479 [Member] | Imperial Oil Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238479 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238479 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000238479 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238479 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238479 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238479 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238479 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000238479 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000238479 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000238479 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
C000238479 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238479 [Member] | Energy Equiqment And Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000241798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241798 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241798 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000241798 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000241798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000241798 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000241798 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000241798 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241798 [Member] | US Treasury Bill Securities sector [Member]
Holdings [Line Items]
Percent of Total Investments	64.40%
C000241798 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241798 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000241798 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000241798 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.50%)
C000241798 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241798 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000243637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243637 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000243637 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243637 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%	[9]
C000243637 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)	[10]
C000243637 [Member] | Short Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(1.00%)	[9]
C000243637 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000243637 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243637 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243637 [Member] | U S Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000243637 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243955 [Member] | Energy Transfer L P 4 09 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Enterprise Products Operating LLC 4 01 11 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Constellation Software Inc 5 46 02 16 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243955 [Member] | Solventum Corp 5 60 03 23 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | Bank of America Corp 4 57 04 27 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | Roper Technologies Inc 4 90 10 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Fair Isaac Corp 6 00 05 15 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Raymond James Financial Inc 4 90 09 11 35 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Icon Investments Six DAC 6 00 05 08 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | US Foods Inc 5 75 04 15 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.60%	[11]
C000243955 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[11]
C000243955 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11]
C000243955 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[11]
C000243955 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[11]
C000243955 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[11]
C000243959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243959 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000243959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000243959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000243959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000243959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000243959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243959 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243959 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000243963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000243963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000243963 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000243963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243963 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243963 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000248088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248088 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000248088 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000248088 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000248088 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000248088 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000248088 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248088 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000248088 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248088 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248088 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248088 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000256813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000256813 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256813 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256813 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256813 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000256813 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000256815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000256815 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256815 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256815 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256815 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000256815 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000256817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000256817 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256817 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256817 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256817 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000256817 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000257988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000257988 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
C000257988 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000257988 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000257988 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000257988 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000257988 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000257988 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000257988 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000257988 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000257988 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000257988 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000257988 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000257988 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000257988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%

[1]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change. For newly issued debt securities for which only an expected rating from a NRSRO is available, the Fund may treat such expected rating as if it were a final rating for purposes of determining the credit quality categories shown.
[4]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[5]	Includes variation margin on futures contracts.
[6]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[7]	Includes variation margin on futures contracts.
[8]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government”. Credit ratings are subject to change.
[9]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[10]	Includes variation margin on futures contracts.
[11]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government”. Credit ratings are subject to change.